Accounts Payable Trade and Other Accrued Liabilities (Details) - Schedule of Accounts Payable Trade and Other Accrued Liabilities - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable Trade And Other Accrued Liabilities [Abstract]
Trade accounts payable	$ 7,443,227	$ 9,410,419
Other accounts payable and accrued liabilities	438,664	697,631
Total accounts payable trade and other accrued liabilities	$ 7,881,891	$ 10,108,050